Ariel Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 6, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:
ARIEL INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 033-07699
Investment Company Act Registration No: 811-4786
Ariel Fund (S000005024)
Ariel Appreciation Fund (S000005025)
Ariel Focus Fund (S000005026)
Ariel Discovery Fund (S000031125)
Ariel International Fund (S000035291)
Ariel Global Fund (S000035292)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International  Fund, and Ariel Global  Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated February 1, 2014, and filed electronically as Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A on January 29, 2014.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/Alia Vasquez
Alia Vasquez, Esq.
for U.S. Bancorp Fund Services, LLC